Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable securities (Abstract)
Marketable securities

4.Marketable securities

In March 2011, the Company placed $2,500 in highly liquid, low risk marketable securities which are considered to be available-for-sale for reporting purposes. In December 2012, the Company sold $1,098 of these marketable securities realizing a gain of $95 which was reclassified from Accumulated other comprehensive income/(loss) to the Statement of Operations. The fair value of the remaining marketable securities as of December 31, 2012 was $1,664, and the change in fair value amounting to $133(positive) is included in Accumulated other comprehensive income/(loss).